LOSS ON EXTINGUISHMENT OF ACCOUNTS PAYABLE AND DUE TO FORMER OFFICERS	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
LOSS ON EXTINGUISHMENT OF ACCOUNTS PAYABLE AND DUE TO FORMER OFFICERS

On September 10, 2012, the Company entered into a debt settlement agreement to settle amounts due to the attorney of $67,992 by paying a total of $45,000 cash payments. As a result, the Company recorded a gain on extinguishment of debt of $22,992.

On September 12, 2012, the Company entered issued 10,625 and 2,750 shares in common stock value at $857,500 ($64.00 per share) to settle amounts due to the former CEO and former COO of the Company of $475,588 and $112,184, respectively per debt settlement agreements. As a result the Company recorded a loss on extinguishment of debt of $269,758.

On September 12, 2012, the Company issued 16,908 shares in common stock valued at $1,042,620 ($61.60 per share) to settle accounts payable of $182,750 per debt settlement agreements. As a result, the Company record a loss on extinguishment of debt of $859,870.

During the year ended June 30, 2013, the Company settled a total of $587,742 due to former officers and $250,742 with 30,283 shares of common stock valued at $1,900,120 and cash payment of $45,000. The Company recorded a loss on extinguishment of accounts payable and due to former officers of $1,106,636 during the year ended June 30, 2013.